Document and Entity Information (USD $)	9 Months Ended
	Jul. 31, 2014	Apr. 30, 2014
Document and Entity Information
Entity Registrant Name	Diversified Resources Inc.
Document Type	S-1
Document Period End Date	Jul. 31, 2014
Amendment Flag	false
Entity Central Index Key	0001509692
Current Fiscal Year End Date	--10-31
Entity Common Stock, Shares Outstanding		18,445,867
Entity Public Float		$ 0
Entity Filer Category	Smaller Reporting Company
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Well-known Seasoned Issuer	No
Document Fiscal Year Focus	2014
Document Fiscal Period Focus	FY